Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (206,380)	$ 29,570
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	5,552	6,674
Vessel depreciation	39,113	40,803
Amortization of deferred financing costs	2,880	5,941
Write-off of deferred financing costs	366	446
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(33,894)	(10,385)
Loss write down on assets - related party	106,730	(68,606)
Reclassification of Dividend Income	(872)	(1,623)
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Drydock expenditures	(16,606)	(2,265)
Increase in Prepaid Expense and Other Assets	20,108	(2,829)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(27,327)	6,953
Increase (Decrease) in Due to Related Parties	(5,110)	(2,769)
Net Cash Used in Operating Activities	(47,652)	22,680
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Equity Method Investments	0	1,500
Proceeds from Sale of Equity Method Investments	42,711	0
Proceeds from Sale of Property, Plant, and Equipment	52,518	47,302
Payments for (Proceeds from) Investments	872	1,623
Payments drydock and scrubbers	42,495	16,678
Net Cash Provided by (Used in) Investing Activities	53,606	30,747
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Common Stock	82,254	0
Proceeds from Issuance of Debt	132,708	300,070
Repayments of Long-term Debt	(220,620)	(332,052)
Payments of Dividends	(2,606)	(4,298)
Payments of Debt Issuance Costs	0	4,508
Net Cash (Used in) Provided by Financing Activities	(8,264)	(40,788)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(2,310)	12,639
Cash and cash equivalents	40,220	80,134
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities	22,939	37,167
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 0	$ 50,296